Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of income by tax jurisdictions
Income by tax jurisdictions:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income from China operations	6,284,697	5,593,215	7,254,315
Income from non-China operations	734,660	280,060	822,889

Total income before tax and share of income(loss) of equity method investees	7,019,357	5,873,275	8,077,204

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income tax expenses
Current tax	1,256,086	1,374,720	1,709,300
Deferred tax	(126,070)	(152,016)	49,510

Total tax expenses	1,130,016	1,222,704	1,758,810

Schedule of reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income before income tax and share of income of equity method investees	7,019,357	5,873,275	8,077,204
Computed income tax expense at PRC EIT tax rate	1,754,839	1,468,319	2,019,301
Effect of non-deductible expenses, including:
-Share-based compensation expenses	134,324	160,204	74,676
-Other non-deductible expenses	27,497	32,390	42,960
Effect of different tax rates of subsidiaries operating in other jurisdiction	(152,863)	79,923	(236,479)
Effect of tax holidays and preferential tax rates granted to PRC entities	(580,608)	(538,797)	(927,595)
Effect of non-taxable income	(90,265)	(51,395)	(162,051)
Change in valuation allowance	37,092	72,060	198,761
Tax on dividends	—	—	749,237

Income tax expenses	1,130,016	1,222,704	1,758,810

Schedule of aggregate amount and per share effect of the tax holidays and tax concessions

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
The aggregate effect	580,608	538,797	927,595
Per share effect:
Class A and Class B ordinary share:
—basic	4.30	3.96	7.29
—diluted	4.21	3.88	7.24

Schedule of the principal components of deferred tax assets

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	461,974	492,240
Allowance for doubtful debts	11,100	21,080
Impairment of investments	37,836	21,767
Inventory write-down	273,080	295,559
Deferred income	339,230	359,504
Impairment of property and equipment	119,778	151,470
Impairment of land use rights	13,752	13,752
Others	9,096	7,178
Less: valuation allowance	(505,823)	(680,780)

Total deferred tax assets-non-current	760,023	681,770

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax liabilities :
Fair value adjustments of long-lived assets from business acquisition	389,359	535,263
Revaluation of other investments	685	—
Others	47,158	38,471

Total deferred tax liabilities-non-current	437,202	573,734